Revenue from Contract with Customers - Revenue by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 10,074	$ 6,012	$ 4,247
North America
Disaggregation of Revenue [Line Items]
Total revenue	3,475	3,647	204
Europe
Disaggregation of Revenue [Line Items]
Total revenue	2,113	1,629	4
Asia Pacific
Disaggregation of Revenue [Line Items]
Total revenue	4,422	619	4,000
South America
Disaggregation of Revenue [Line Items]
Total revenue	$ 64	$ 117	$ 39